FLOW-THROUGH SHARE PREMIUM LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Continuity of the Flow-through Share Premium Liability
The flow-through share premium liability for the years ended December 31, is comprised of:

	2022	2021
Balance, beginning of year	$-	$-
Liability incurred on flow-through shares issued	2,115	-
Settlement of flow-though share liability on expenditures	(46)	-
Balance, end of year	$2,069	$-